Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Cash and Cash Equivalents [Abstract]
Bank balances	$ 6,919,869	$ 4,880,413	$ 6,748,115	$ 5,286,991